RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Schedule of leasing transactions with related party
A summary of leasing transactions with SFL in the six months ended June 30, 2021 and June 30, 2020 are as follows;

(in thousands of $)	2021	2020
Charter hire payable (principal and interest)	3,942	4,360
Lease interest expense	2,002	2,455
Contingent rental (income) expense	(1,624)	8,270
Remaining lease obligation	52,444	59,974

Schedule of related party receivables and payables
A summary of net amounts earned from (paid to) related parties in the six months ended June 30, 2021 and June 30, 2020 are as follows:

(in thousands of $)	2021	2020
Seatankers Management Co. Ltd	1,641	6,037
SFL	2,668	2,206
Golden Ocean	2,409	3,311
Flex LNG Ltd	929	635
Seatankers Management Norway AS	(344)	(248)
Seadrill Limited	137	133
Archer Limited	74	225
Alta Trading UK Limited	1,018	23,558
Avance Gas	1,207	335
TFG Marine	386	—
Other related parties	90	76

Amounts earned from related parties comprise office rental income, technical and commercial management fees, newbuilding supervision fees, freights, corporate and administrative services income and interest income. Amounts paid to related parties comprise primarily rental for office space and the provision of other administrative services and guarantee fees.

Related party balances
A summary of balances due from related parties as of June 30, 2021 and December 31, 2020 is as follows:

(in thousands of $)	2021	2020
SFL	3,549	4,835
Seatankers Management Co. Ltd	4,722	3,578
Archer Limited	43	88
Alta Trading UK Limited	—	1,263
Golden Ocean	4,240	2,336
Seadrill Limited	501	25
Flex LNG Ltd	356	366
Avance Gas	842	540
TFG Marine	183	16
Other related parties	193	208
	14,629	13,255

A summary of balances due to related parties as of June 30, 2021 and December 31, 2020 is as follows:

(in thousands of $)	2021	2020
SFL	5,857	8,978
Seatankers Management Co. Ltd	5,573	3,147
Avance Gas	723	176
Flex LNG Ltd	491	143
Golden Ocean	2,594	2,040
TFG Marine	14,021	5,369
	29,259	19,853